Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventory
Natural gas held in storage	$ 309	$ 359
Natural gas liquids	116	26
Materials and supplies	84	57
Renewable energy credits and emission compliance instruments	80	64
Crude oil and condensate	43	0
Processed finished products	4	0
Total inventory	636	506
Rate Regulated Utilities
Inventory
Natural gas held in storage	$ 193	$ 214